Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2016
Commitments And Contingencies Disclosure [Abstract]
Schedule of Future Minimum Payments Under Noncancelable Operating Leases

Future minimum payments under the aforementioned noncancelable operating leases for each of the five succeeding years following December 31, 2016 are as follows (in thousands):

2017	$3,198
2018	3,630
2019	1,899
2020	643
2021	662
Thereafter	1,323
$11,355